Pension commitments (Tables)	18 Months Ended
Oct. 31, 2018
Pension commitments [Abstract]
Defined Contribution Schemes
Pension costs for defined contributions schemes are as follows:

	18 months ended October 31, 2018		12 months ended April 30, 2017[1]		12 months ended April 30, 2016[1]
Continuing operations	$	’000	$	’000	$	’000
Defined contribution schemes (note 35)		43,241		10,875		10,363

[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Defined Benefit Schemes
	October 31, 2018		April 30, 2017
	$	’000	$	’000
Within non-current assets:
Long-term pension assets		16,678		22,031
Within non-current liabilities:
Retirement benefit obligations		(110,351)		(30,773)

Movement on Long-term Pension Asset
The movement on the long-term pension asset is as follows:

	October 31, 2018		April 30, 2017
	$	’000	$	’000
As at May 1		22,031		22,272
Reclassification to assets held for sale		(1,543)		-
Interest on non-plan assets (note 6)		633		404
Benefits paid		(185)		(110)
Contributions		489		442

Included within other comprehensive income:
- Change in fair value		(6,065)		-
- Actuarial (loss)/gain on non-plan assets		278		(2,134)
- Reclassification from defined contribution scheme to defined benefit scheme		-		2,264
		(5,787)		130

Foreign currency exchange (loss)/gain		1,040		(1,107)
As at October 31 / April 30		16,678		22,031
Included within other comprehensive income:
Continuing operations		(5,258)		318
Discontinued operation		(529)		(188)
		(5,787)		130

Retirement Benefit Obligations
The following amounts have been included in the consolidated statement of comprehensive income for defined benefit pension arrangements:

	18 months ended October 31, 2018		12 months[1] ended April 30, 2017		12 months[1] ended April 30, 2016
	$	’000	$	’000	$	’000
Current service charge		12,627		504		613
Past service credit		(5,489)		-		-
Charge to operating profit (note 35)		7,138		504		613

Current service charge – discontinued operations		268		121		147

Interest on pension scheme liabilities		5,253		660		546
Interest on pension scheme assets		(2,430)		(95)		(79)
Charge to finance costs (note 6)		2,823		565		467

Total charge to consolidated statement of comprehensive income		10,229		1,190		1,227

[1] The comparatives for the 12 months to April 30, 2017 and April 30, 2016 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Movements in Equity

The following amounts have been recognized as movements in the statement of comprehensive income:

	18 months ended October 31, 2018		12 months ended April 30, 2017
	$	’000	$	’000
Actuarial return on assets excluding amounts included in interest income		621		9

Re-measurements – actuarial (gains) and losses:
- Demographic		332		-
- Financial		(11,104)		2,821
- Experience		1,858		568
		(8,914)		3,389

Reclassification from defined contribution scheme to defined benefit scheme		(2,121)		(2,996)

Movement in the period / year		(10,414)		402

Continuing operations		(8,949)		(217)
Discontinued operation		(1,465)		619
		(10,414)		402

Weighted Average Key Assumptions Used for Valuation of Schemes
The weighted average key assumptions used for the valuation of the schemes were:

	18 months ended October 31, 2018	12 months ended April 30, 2017
Rate of increase in final pensionable salary	2.61%	2.00%
Rate of increase in pension payments	1.99%	2.00%
Discount rate	1.92%	1.95%
Inflation	1.89%	2.00%

Average Life Expectancy of Pensioner
These assumptions translate into an average life expectancy in years for a pensioner retiring at age 65:

	October 31, 2018	April 30, 2017
Retiring at age 65 at the end of the reporting period:
Male	20	19
Female	23	23

Retiring 15 years after the end of the reporting period:
Male	22	19
Female	25	24

Net Liability Arising from Obligations in Respect of Defined Benefit Schemes
The net liability included in the consolidated statement of financial position arising from obligations in respect of defined benefit schemes is as follows:

	October 31, 2018						April 30, 2017
	Funded		Unfunded		Total		Funded
	$	’000	$	’000	$	’000	$ ’000
Present value of funded obligations		213,305		7,903		221,208	36,480
Fair value of plan assets		(110,857)		-		(110,857)	(5,707)
		102,448		7,903		110,351	30,773

Movements in Defined Benefit Obligations
The defined benefit obligation has moved as follows:

	October 31, 2018						April 30, 2017[1]
Defined Benefit Obligations	Defined benefit obligations		Scheme assets		Retirement benefit obligations		Defined benefit obligations		Scheme assets		Retirement benefit obligations
	$	’000	$	’000	$	’000	$	’000	$	’000	$	’000
At May 1		36,480		(5,707)		30,773		37,524		(5,855)		31,669
HPE Software business acquisition (note 39)		181,455		(110,010)		71,445		-		-		-
Reclassification to assets held for sale		(9,125)		3,595		(5,530)		-		-		-
Current service cost		12,895		-		12,895		625		-		625
Past service credit		(5,489)		-		(5,489)
Benefits paid		(9,603)		9,406		(197)		(197)		87		(110)
Contributions by plan participants		2,547		(2,313)		234		-		(114)		(114)
Contribution by employer		-		(4,012)		(4,012)		-		-		-
Interest cost/(income) (note 6)		5,253		(2,430)		2,823		660		(95)		565

Included within other comprehensive income:
Re-measurements - actuarial (gains) and losses:
- Demographic		(332)		-		(332)		-		-		-
- Financial		11,104		-		11,104		(2,821)		-		(2,821)
- Experience		(1,858)		-		(1,858)		(568)		-		(568)

Actuarial return on assets excluding amounts included in interest income		-		(621)		(621)		-		(9)		(9)
Reclassification from defined contribution scheme to defined benefit scheme		5,472		(3,351)		2,121		2,996		-		2,996
		14,386		(3,972)		10,414		(393)		(9)		(402)

Foreign currency exchange changes		(7,591)		4,586		(3,005)		(1,739)		279		(1,460)

At October 31 / April 30		221,208		(110,857)		110,351		36,480		(5,707)		30,773

[1] The comparatives for the 12 months to April 30, 2017 have been revised to reflect the divestiture of the SUSE business segment (note 19).

Major Categories of Plan Assets
The major categories of the plan assets are as follows:

	October 31, 2018						April 30, 2017
	Quoted		Unquoted		Total		Unquoted
	$	’000	$	’000	$	’000	$ ’000
Equity instruments		49,890		1,624		51,514	-
Debt instruments		37,419		5,069		42,488	-
Real estate		1,987		71		2,058	-
Cash and cash equivalents		-		2,325		2,325	-
Re-insurance contracts with guaranteed interest rates*		-		5,486		5,486	5,707
Other		-		6,986		6,986	-
Total		89,296		21,561		110,857	5,707

* The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.

Sensitivity of Defined Benefit Obligation
The weighted average duration of the defined benefit obligation is 22 years.

	Change in assumption	Change in defined benefit obligation
Discount rate for scheme liabilities	0.50%	(10.5%)
Price inflation	0.25%	2.9%
Salary growth rate	0.50%	1.9%